Taxes (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemption (a)	0.80%	(18.20%)	(40.90%)
Favorable tax rate impact (a)	0.00%	0.00%	13.30%
Permanent difference	0.90%	32.30%	0.00%
Effect of disposal of subsidiaries	(0.50%)	0.00%	0.00%
Changes of deferred tax assets valuation allowances	(25.00%)	(9.30%)	(5.80%)
Non-PRC entities not subject to PRC income tax	(1.20%)	(29.80%)	19.40%
Total	(0.00%)	0.01%	11.00%